UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH 45247

(Address of principal executive offices) (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:  513-661-3100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Common Stocks	Shares	Fair Value

Air Products and Chemicals Inc.	20,650	$1,799,028
1.7% - Total For Materials		$1,799,028

3M Co.	38,295	4,071,141
Danaher Corp.	33,000	2,050,950
Dover Corp.	27,700	2,018,776
Eaton Corp.	34,650	2,122,312
Emerson Electric Co.	53,100	2,966,697
Idex	39,850	2,128,787
Norfolk Southern Corp.	28,900	2,227,612
17.0% - Total For Industrials		$17,586,275

AT&T Inc.	49,640	1,821,292
1.8% - Total For Telecommunication Services		$1,821,292

Coca Cola Co.	50,180	2,029,279
H.J. Heinz Co.	28,500	2,059,695
Kellogg Co.	31,800	2,048,874
Nestle SA - ADR	26,600	1,927,702
Procter & Gamble Co.	24,390	1,879,493
Unilever PLC	48,300	2,040,192
11.6% - Total For Consumer Staples		$11,985,235

Johnson Controls Inc.	63,950	2,242,727
Target Corp.	30,750	2,104,838
4.2% - Total For Consumer Discretionary		$4,347,565

Chevron Corp.	33,735	4,008,393
ConocoPhillips	51,800	3,113,180
Phillips 66	34,350	2,403,469
Royal Dutch Shell PLC, Class B ADR	44,200	2,953,444
Schlumberger Ltd.	25,900	1,939,651
Williams Companies Inc.	59,000	2,210,140
16.0% - Total For Energy		$16,628,277

Allstate Corp.	42,800	2,100,196
AON PLC	34,650	2,130,975
March & McLennan Companies Inc.	80,000	3,037,600
Everest RE Group Ltd.	16,600	2,155,676
PNC Financial Services Group Inc.	47,440	3,154,760
U.S. Bancorp	57,550	1,952,672
14.0% - Total For Financial Services		$14,531,879

Abbott Laboratories	58,000	2,048,560
Becton, Dickinson and Co.	33,470	3,200,067
Owens & Minor Inc. Holding Company	97,450	3,172,972
8.1% - Total For Health Care		$8,421,599

Accenture Inc.	27,600	2,096,772
Adobe Systems Inc.*	54,200	2,358,513

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Apple Computer Inc.	4,680	2,071,649
Cisco Systems Inc.	96,600	2,018,457
Linear Technology Corp.	48,700	1,868,619
Microsoft Corp.	107,835	3,084,620
Oracle Corp.	81,200	2,625,196
Qualcomm Inc.	48,130	3,221,822
18.7% - Total For Information Technology		$19,345,648

Oneok Inc.	46,000	2,192,820
2.1% - Total For Utilities		$2,192,820

Total Common Stocks 95.2%		$98,659,618
(Identified Cost $77,756,818)

Cash Equivalents

First American Government Obligation Fund, Class Z**	4,906,700	4,906,700
Total Cash Equivalents 4.7%		$4,906,700
(Identified Cost $4,906,700)

Total Portfolio Value 99.9%		$103,566,318
(Identified Cost $82,663,518)

Other Assets in Excess of Liabilities 0.1%		$67,699

Total Net Assets 100.0%		$103,634,017

* Non-income producing security.

** Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Common Stocks	Shares	Fair Value

Air Products and Chemicals Inc.	10,700	$932,184
Potash Corp. of Saskatchewan Inc.	29,520	1,158,660
4.3% - Total For Materials		$2,090,844

3M Co.	10,100	1,073,731
Danaher Corp.	23,100	1,435,665
Dover Corporation	12,900	940,152
March & McLennan Companies Inc.	25,900	983,423
Eaton Corp.	18,270	1,119,038
Emerson Electric Co.	16,380	915,151
Union Pacific Corp.	7,580	1,079,468
15.6% - Total For Industrials		$7,546,628

CVS Corp.	19,180	1,054,708
Nestle SA - ADR	21,020	1,523,319
Procter & Gamble Co.	12,700	978,662
7.3% - Total For Consumer Staples		$3,556,689

Harman International Industries Inc.	10,100	450,763
Johnson Controls Inc.	28,925	1,014,400
Michael Kors Holdings Ltd.*	17,800	1,010,862
Priceline.com Inc.*	1,410	970,308
Walt Disney Co.	17,650	1,002,520
9.2% - Total For Consumer Discretionary		$4,448,853

Baker Hughes Inc.	19,110	886,895
Chevron Corp.	12,540	1,490,003
CNOOC Ltd. - ADR	4,380	838,770
Royal Dutch Shell PLC, Class B ADR	21,460	1,433,957
Schlumberger Ltd.	18,660	1,397,447
Williams Companies Inc.	25,475	954,294
14.5% - Total For Energy		$7,001,366

Allstate Corp.	23,600	1,158,052
AON PLC	19,400	1,193,100
Axis Capital Holdings Ltd.	27,050	1,125,821
Legg Mason Inc.	33,700	1,083,455
PNC Financial Services Group Inc.	22,100	1,469,650
12.5% - Total For Financial Services		$6,030,078

Actavis Inc.*	10,490	966,234
Express Scripts Inc.*	16,750	965,135
InterMune Inc.*	57,200	517,660
Mednax Inc.*	11,350	1,017,300
Vertex Pharmaceuticals Inc.*	17,000	934,490
9.1% - Total For Health Care		$4,400,819

Apple Computer Inc.	4,500	1,991,970
Autodesk Inc.*	25,740	1,061,775
Citrix Systems Inc.*	6,425	463,564

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Cognizant Technologies Solutions Corp.*	6,650	509,530
EMC Corp.*	59,940	1,431,967
F5 Networks Inc.*	9,750	868,530
Fortinet Inc.*	23,850	564,768
Google Inc.*	1,160	921,258
Microsoft Corp.	33,800	966,849
Oracle Corp.	40,600	1,312,598
Qualcomm Inc.	15,900	1,064,346
23.1% - Total For Information Technology		$11,157,155

Oneok Inc.	21,150	1,008,220
2.1% - Total For Utilities		$1,008,220

Total Common Stocks 97.7%		$47,240,652
(Identified Cost $38,761,060)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,056,924	1,056,924
Total Cash Equivalents 2.2%		$1,056,924
(Identified Cost $1,056,924)

Total Portfolio Value 99.9%		$48,297,576
(Identified Cost $39,817,984)

Other Assets in Excess of Liabilities 0.1%		$27,338

Total Net Assets 100.0%		$48,324,914

* Non-income producing security.

** Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Common Stocks	Shares	Fair Value

Huntsman Corp.	16,700	310,453
Greif Brothers Corp.	5,300	284,186
1.6% - Total For Materials		$594,639

Aaron's Inc.	9,000	258,120
Aecom Technology Corp.*	11,500	377,200
Agco Corp.*	6,800	354,416
Air Lease Corp	10,700	313,724
Alliant Techsystems Inc.	3,600	260,748
Chicago Bridge & Iron	4,700	291,870
Carlisle Corp.	4,100	277,939
Con-Way Inc.	8,600	302,806
Delta Airlines Inc.*	24,900	411,099
GATX Corp.	5,800	301,426
Hertz Global Holdings Inc.*	18,700	416,262
J B Hunt Transport Services Inc.	3,800	283,024
Huntington Ingalls Industries Inc.	5,500	293,315
Kennametal Inc.	8,200	320,128
Lennox International	4,800	304,752
Manitowoc Company Inc.	17,300	355,688
Oshkosh Truck Corp.*	10,300	437,647
Regal-Beloit Corp.	3,300	269,148
Southwest Airlines	22,300	300,604
Terex Corp.*	17,100	588,582
Triumph Group Inc.	3,300	259,050
Trinity Industries	7,900	358,107
United Rentals Inc.*	6,000	329,820
Valmont Industries Inc.	1,600	251,632
Wesco International*	5,400	392,094
22.4% - Total For Industrials		$8,309,201

MetroPCS Communications Inc.*	22,400	244,160
0.7% - Total For Telecommunication		$244,160

Green Mountain Coffee Roasters Inc.*	6,000	340,560
General Nutrition Inc.	5,600	219,968
Herbalife Ltd.	13,500	505,575
Nu Skin Enterprises	5,000	221,000
Smithfield Foods Inc.*	10,300	272,744
Tyson Foods Inc.	12,000	297,840
5.0% - Total For Consumer Staples		$1,857,687

American Eagle Outfitters	10,600	198,220
Carter's*	4,200	240,534
Chico's FAS Inc.	19,400	325,920
Cinemark Holdings Inc.	9,400	276,736
Dillard's Inc.	3,100	243,505
DSW Inc.	3,700	236,060
Expedia Inc.	4,300	258,065
Foot Locker Inc.	13,800	472,512

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Hanesbrand Inc.*	5,800	264,248
LKQ Corp.*	15,800	343,808
Mattel Inc.	5,900	258,243
Madison Square Garden Inc.*	5,500	316,800
Michael Kors Holdings Ltd.*	4,300	244,197
Petsmart Inc.	4,800	298,080
Pulte Homes Inc.*	22,700	459,448
Phillips - Van Heusen	2,100	224,301
Signet Jewelers Ltd.	4,200	281,400
Sirius XM Radio Inc.*	87,400	269,192
Starwood Hotels & Resorts Worldwide Inc.	4,100	261,293
Thor Industries Inc.	6,100	224,419
Toll Brothers*	11,000	376,640
Tractor Supply Co.	2,400	249,912
Ulta Salon Cosmetics & Fragrance Inc.*	2,900	235,741
17.6% - Total For Consumer Discretionary		$6,559,274

Atwood Oceanics*	6,600	346,764
HollyFrontier Corp.	7,600	391,020
Oceaneering International Inc.	4,400	292,204
Patterson-UTI Energy Inc.	11,300	269,392
RPC Inc.	17,100	259,407
Superior Energy Services Inc.*	11,400	296,058
Tidewater Inc.	5,100	257,550
Tesoro Petroleum Corp.	4,300	251,765
Valero Energy Corp.	16,000	727,840
8.3% - Total For Energy		$3,092,000

Allied World Assurance Company Holdings Inc.	2,600	241,072
American Capital Ltd.*	32,100	468,499
Aspen Insurance Holdings Ltd.	7,600	293,208
Assurant Inc.	6,000	270,060
Assured Guaranty Ltd.	13,400	276,174
Axis Capital Holdings Ltd.	6,500	270,530
Bok Financial Corp.	3,900	242,970
City National Corp.	4,500	265,095
CNA Financial Corp.	7,400	241,906
CoreLogic Inc.*	9,500	245,670
Federated Investors Inc.	11,200	265,104
Fidelity National Financial Inc.	11,500	290,145
Genworth Financial*	24,900	249,000
Hanover Insurance Group Inc.	7,400	367,632
Huntington Bancshares Inc.	35,100	258,687
Legg Mason Inc.	9,100	292,565
Lender Processing Services Inc.	9,300	236,778
Leucadia National	13,122	359,936
Principal Financial Group Inc.	7,700	262,031
PartnerRe Ltd.	2,800	260,708
Reinsurance Group of America	4,500	268,515
Synovus Financial Corp.	100,000	277,000
Suntrust Banks Inc.	8,300	239,123
Validus Holdings Ltd.	6,500	242,905

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Washington Federal Inc.	13,900	243,250
XL Group Plc.	8,800	266,640
Zions Bancorporation	11,100	277,389
20.1% - Total For Financial Services		$7,472,592

Community Health Systems Inc.*	9,300	440,727
HCA - The Health Care Co.*	7,500	304,725
Health Management Associates Inc.*	28,800	370,656
Myriad Genetics Inc.*	8,000	203,280
Omnicare Inc.	7,100	289,112
Thoratec Inc.*	6,700	251,237
United Therapeutics Corp.*	5,300	322,611
Warner Chilcott PLC - ADR	20,400	276,420
6.6% - Total For Health Care		$2,458,768

AOL Inc.*	6,800	261,732
Booz Allen Hamilton Holding Corp.	16,300	219,072
Brocade Communications Systems Inc.*	59,300	342,161
Dolby Laboratories Inc.*	5,100	171,156
Flir Systems	9,800	254,898
Fleetcore Technologies Inc.*	4,500	345,015
IAC/InterActive Corp.	5,800	259,144
Jabil Circuit Inc.	28,400	524,832
KLA-Tencor Corp.	4,700	247,878
Netsuite Inc.*	4,000	320,240
Neustar Inc.*	6,400	297,792
Silicon Laboratories*	5,700	235,752
Solarwinds Inc.*	4,800	283,680
Teradyne*	16,400	266,008
Western Digital Corp.	5,900	296,711
11.7% - Total For Information Technology		$4,326,071

PPL Corp.	8,300	259,873
UGI Corp.	7,200	276,408
1.4% - Total For Utilities		$536,281

Total Common Stocks 95.4%		$35,450,673
(Identified Cost $28,215,050)

Real Estate Investment Trusts (REITs)

Kimco Realty	11,300	253,120
Regency Centers Inc.	4,500	238,095
Retail Properties of America	19,900	294,520
Senior Housing Properties Trust	10,200	273,666
Ventas Inc.	4,700	344,040
Total REITs 3.8%		$1,403,441
(Identified Cost $1,147,748)

Cash Equivalents

First American Government Obligation Fund, Class Z**	125,618	125,618

The accompanying notes are an integral part of these financial statements.

DISCIPLINED MID-CAP FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Total Cash Equivalents 0.3%	$125,618
(Identified Cost $125,618)

Total Portfolio Value 99.5%	$36,979,732
(Identified Cost $29,488,416)

Other Assets in Excess of Liabilities 0.5%	$189,532

Total Net Assets 100.0%	$37,169,264

* Non-income producing security.

** Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Common Stock	Shares	Fair Value

Acadia Realty Trust	1,650	$45,821
Dupont Fabros Technology Inc. REIT	1,800	43,686
0.8% - Total For Financials		$89,507

Total Common Stock 0.8%		$89,507
(Identified Cost $87,017)

Real Estate Investment Trusts (REITs)

American Campus Communities Inc.	2,000	$90,680
Apartment Investment & Management Co.	3,424	104,980
Avalonbay Communities Inc.	2,209	279,814
BRE Properties Inc.	1,900	92,492
Colonial Property Trust	1,750	39,567
Camden Property Trust	2,000	137,360
Equity LifeStyle Properties Inc.	900	69,120
Equity Residential	6,500	357,890
Essex Property Trust Inc.	720	108,418
Home Properties Inc.	1,100	69,762
Mid-America Apartment Communities Inc.	1,000	69,060
Post Properties Inc.	1,400	65,940
Senior Housing Properties Trust	5,000	134,150
UDR Inc.	5,307	128,376
15.2% - Total For Residential		$1,747,609

American Tower Corp.	7,800	599,976
Brandywine Realty Trust	3,000	44,550
Douglas Emmett Inc.	2,500	62,325
Lexington Realty Trust	3,500	41,300
National Retail Properties Inc.	2,250	81,383
Public Storage	3,600	548,352
PS Business Parks Inc.	500	39,460
Retail Properties of America	5,000	74,000
Vornado Realty Trust	4,061	339,662
15.9% - Total For Diversified		$1,831,008

HCP Inc.	8,600	428,796
Health Care REIT Inc.	4,950	336,155
Healthcare Realty Trust Inc.	1,500	42,585
LTC Properties Inc.	650	26,474
Medical Properties Trust Inc.	2,800	44,912
Omega Healthcare Investors Inc.	2,000	60,720
Universal Health Realty Income Trust	800	46,168
Ventas Inc.	6,100	446,520
12.5% - Total For Health Care Facilities		$1,432,330

Diamondrock Hospitality Co.	4,000	37,240
Host Hotels & Resorts Inc.	14,954	261,545
LaSalle Hotel Properties	3,000	76,140
RL Lodging Trust	2,500	56,900

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Ryman Hospitality Properties	1,000	45,750
Strategic Hotels and Resorts Inc.*	5,000	41,750
Sunstone Hotel Investors Inc.*	3,000	36,930
4.8% - Total For Hotels/Motels		$556,255

Alexandria Real Estate Equities Inc.	1,500	106,470
Boston Properties Inc.	3,120	315,307
Commonwealth REIT	1,700	38,148
Corporate Office Properties Trust	2,000	53,360
Piedmont Office Realty Trust Inc.	3,500	68,565
Digital Realty Trust, Inc.	3,500	234,185
Duke Realty Corp.	5,000	84,900
Highwoods Properties Inc.	1,700	67,269
Kilroy Realty Corp.	1,545	80,958
Liberty Property Trust	2,661	105,775
Mack-Cali Realty Corp.	2,500	71,525
10.7% - Total For Office		$1,226,462

BioMed Realty Trust Inc.	4,000	86,400
CubeSmart	2,500	39,500
DCT Industrial Trust Inc.	5,500	40,700
Eastgroup Properties	600	34,920
Extra Space Storage Inc.	2,000	78,540
Prologis Inc.	11,052	441,859
Sovran Self Storage Inc.	600	38,694
6.6% - Total For Industrial		$760,613

Alexander's Inc.	100	32,969
CBL & Associates Properties Inc.	3,194	75,378
DDR Corp.	7,055	122,898
EPR Properties	1,000	52,050
Equity One Inc.	3,000	71,910
Federal Realty Investment Trust	1,250	135,050
General Growth Partners Inc.	18,500	367,780
Blimsher Realty Trust	2,900	33,640
Hospitality Property Trust	4,000	109,760
Kimco Realty Corp.	8,567	191,901
Macerich Co.	3,592	231,253
Realty Income Corp.	3,319	150,517
Regency Centers Corp.	2,075	109,788
Simon Property Group Inc.	6,254	991,634
SL Green Realty Corp.	2,000	172,220
Tanger Factory Outlet Centers Inc.	2,000	72,360
Taubman Centers Inc.	1,300	100,958
Washington Real Estate Investment Trust	1,500	41,760
Weingarten Realty Investors	2,500	78,875
27.4% - Total For Retail		$3,142,701

Plum Creek Timber Co., Inc.	3,800	198,360
Rayonier Inc.	2,500	149,175
Weyerhaueser Co.	11,300	354,594
6.1% - Total For Timber		$702,129

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Total REITs 99.2%	$11,399,107
(Identified Cost $7,279,008)

Total Portfolio Value 100.0%	$11,488,614
(Identified Cost $7,366,025)

Other Assets in Excess of Liabilities 0.0%	$1,383

Total Net Assets 100.0%	$11,489,997

* Non-income producing security.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Common Stocks	Shares	Fair Value

Agrium Inc.	1,400	$136,500
Air Liquide SA ADR	3,434	83,824
Anglo American PLC ADR	2,870	36,937
Anglogold Ltd.	2,000	47,100
Asahi Kasei Corp.	6,100	82,167
BASF SE ADR	750	65,850
BHP Billiton Ltd. ADR	2,550	174,497
BHP Billiton PLC ADR	1,010	58,641
Cemex SA De C.V. ADR*	8,658	105,714
Newcrest Mining Ltd. ADR	2,900	60,900
Nippon Steel and Sumitomo Metal Corp. ADR*	3,530	89,733
Norilsk Nickel	2,315	39,147
Potash Corp. of Saskatchewan Inc.	1,710	67,118
Rio Tinto PLC ADR	1,140	53,671
Sociedad Quimica	940	52,123
Syngenta AG ADR	1,000	83,750
Vale SA	5,100	88,179
9.2% - Total For Materials		$1,325,851

Abb Ltd. ADR	2,900	66,004
Atlas Copco AB	2,700	77,085
BAE Systems PLC ADR	5,140	124,080
Bunzl PLC	800	79,176
Canadian National Railway Co.	1,640	164,492
Canadian Pacific Ltd. Corp.	800	104,376
Itochu Corp ADR	3,000	73,470
Keppel Corp. Ltd. ADR	4,620	83,853
Komatsu Ltd. ADR	2,660	63,202
Koninklijke Philips El-Ny Shares	3,440	101,652
Mitsubishi Corp.	2,570	96,452
Mitsui & Co. Ltd. ADR	310	86,490
Schneider Elect SA ADR	5,200	76,180
Sensata Technologies Holding NV*	2,100	69,027
Siemens AG ADR	900	97,020
Tata Motor Ltd.	4,100	100,081
Volvo AB ADR	6,330	92,291
10.8% - Total For Industrials		$1,554,931

America Movil, Series L ADR	4,460	93,482
BT Group PLC	1,600	67,248
China Mobile (Hong Kong) Ltd.	2,860	151,952
Chunghwa Telecom Co. Ltd.	2,440	75,884
Deutsche Telekom AG	5,950	62,951
France Telecom SA ADR	5,896	59,903
KDDI Corp.	5,700	118,560
Millicom International Cellular SA	600	47,448
MTN Group Ltd. ADR	2,390	42,375
Nippon Telegraph & Telephone Corp. ADR	2,850	61,959
Phillipine Long Distance Telephone Co. ADR	1,000	70,940
SK Telecom Co. Ltd.	6,100	109,007

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Telefonica Brasil ADR	4,371	116,618
Telefonica SA ADR	4,849	65,510
Vivendi	3,504	72,393
Vodafone Group PLC ADR	5,000	142,000
9.4% - Total For Telecommunication Services		$1,358,230

AEON Co. Ltd.	7,900	102,157
Carrefour SA	11,909	64,547
Coca-Cola Amatil Ltd. ADR	2,380	72,304
Coca-Cola Enterprises FEMSA SA ADR	650	106,450
Danone Sponsored ADR	6,073	85,204
Koninklijke Ahold NV ADR	5,300	81,355
L'Oreal ADR	2,120	67,098
Nestle SA ADR	4,140	300,026
Reckitt Benckiser Group PLC	6,800	98,124
Tesco PLC ADR	3,440	60,097
Unilever NV (Netherlands)	1,360	55,760
Unilever PLC	5,730	242,035
Wal-Mart De Mexico SA ADR	4,000	131,000
10.2% - Total For Consumer Staples		$1,466,157

Adidas AG ADR	2,000	104,200
Arcos Dorados Holdings Inc.	4,800	63,360
Carnival PLC ADR	2,160	75,665
Daimler AG	1,950	106,372
Hennes & Mauritz AB ADR	14,300	101,959
Honda Motor Co. Ltd. ADR	1,940	74,224
Magna International Inc.	2,500	146,750
Marks & Spencer Group PLC	5,000	59,150
Naspers Ltd.	1,300	81,354
Net Servicos De Comunicacao SA ADR*	5,800	82,592
Sony Corp. ADR	5,730	99,702
Toyota Motor Corp. ADR	2,510	257,626
Volkswagen AG ADR	1,720	64,999
9.2% - Total For Consumer Discretionary		$1,317,953

BG Group PLC ADR	3,350	57,453
BP PLC ADR	2,270	96,134
CNOOC Ltd.	360	68,940
Ecopetrol SA ADR	1,000	54,520
Encana Corp.	2,800	54,488
Eni S.P.A. ADR	1,770	79,455
Gazprom Oao ADR	5,660	48,110
Pacific Drilling SA*	6,400	64,640
Petrochina Ltd. ADR	1,400	184,548
Petroleo Brasileiro ADR	2,420	40,099
Royal Dutch Shell PLC, Class B ADR	4,200	280,644
Statoil ASA	5,200	128,024
Suncor Energy Inc.	2,100	63,021
Total SA ADR	2,900	139,142
9.5% - Total For Energy		$1,359,218

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Allianz AG	5,400	73,440
Australia and New Zealand Banking Group Ltd.	3,440	103,097
Banco Bradesco ADR	4,681	79,671
Banco De Chile	892	84,579
Bank of Montreal	1,240	78,058
Bank of Nova Scotia	1,070	62,349
Grupo Financiero Santander*	4,300	66,349
Barclays PLC ADR	6,350	112,776
BNP Paribas ADR	3,390	87,767
Cheung Kong Holdings Ltd. ADR	5,050	74,639
Credit Suisse Group ADR	3,579	93,770
Deutsche Boerse AG	8,100	49,005
HDFC Bank Ltd. ADR	2,700	101,034
HSBC Holdings PLC ADR	3,370	179,756
Icici Bank Ltd. ADR	1,760	75,504
Industrial and Commercial Bank of China Ltd.	16,050	225,342
Itau Unibanco Holding SA ADR	3,102	55,216
KB Financial Group Inc. ADR*	2,400	79,296
Macquarie Group Ltd. ADR	2,000	77,440
Manulife Financial Corp.	4,420	65,062
Mitsubishi Estate Co. Ltd. ADR	4,000	113,160
Mitsubishi UFJ Financial Group Inc. ADR	14,900	89,400
National Australia Bank Ltd. ADR	6,040	195,998
ORIX Corp. ADR	1,750	111,265
Prudential PLC ADR	3,900	126,204
Royal Bank of Canada	920	55,476
Banco Santander, SA	7,520	51,211
Sumitomo Corp. ADR	12,080	152,329
Sumitomo Mitsui Financial Group Inc.	12,920	105,427
Sun Hung Kai Properties Ltd. ADR	5,450	73,902
Tokio Marine Holdings Inc. ADR	3,660	105,115
Toronto Dominion Bank	900	74,943
United Overseas Bank Ltd. ADR	2,455	80,892
Westpac Banking Corp. Ltd. ADR	650	104,689
Zurich Insurance Group ADR	3,240	90,785
23.3% - Total For Financial Services		$3,354,946

Astellas Pharma Inc. ADR	1,300	69,654
Astrazeneca PLC ADR	2,700	134,946
Bayer AG ADR	1,900	196,745
Dr. Reddy's Laboratories Ltd.	2,240	72,464
Fresenius Medical Care ADR	1,800	60,948
Novartis AG ADR	2,480	176,675
Novo Nordisk ADR	450	72,675
Roche Holdings Ltd. ADR	3,760	220,336
Shire PLC ADR	1,120	102,323
Takeda Pharmaceutical Co. Ltd.	3,320	90,470
Teva Pharmaceuticals	3,770	149,594
9.4% - Total For Health Care		$1,346,830

ASML Holding NV	1,163	79,072
Baidu.Com*	600	52,620

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Check Point Software Technologies Ltd.*	1,720	80,823
Ericsson	8,050	101,430
Mercadolibre Inc.	710	68,558
Radware Ltd.*	2,000	75,460
SAP AG	1,450	116,783
Siliconware Precision Industries Co. ADR	13,300	77,529
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,560	95,576
United Microelectronics ADR	24,230	43,614
5.5% - Total For Information Technology		$791,465

E.On AG ADR	3,140	55,107
Electricite de France	14,200	53,392
Enel Spa ADR	11,800	37,878
Enersis SA ADR	6,630	127,561
Iberdrola SA ADR	3,578	67,159
2.4% - Total For Utilities		$341,097

Total Common Stocks 98.9%		$14,216,678
(Identified Cost $12,152,515)

Cash Equivalents

First American Government Obligation Fund, Class Z**	146,099	146,099
Total Cash Equivalents 1.0%		$146,099
(Identified Cost $146,099)

Total Portfolio Value 99.9%		$14,362,777
(Identified Cost $12,298,614)

Other Assets in Excess of Liabilities 0.1%		$19,212

Total Net Assets 100.0%		$14,381,989

* Non-income producing security.

** Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Fixed Income Securities - Bonds	Face	Fair Value

Corporate Bonds:
AON Corp. Senior Unsecured Notes, 3.500% Due 09/30/2015	1,150,000	1,217,039
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	2,955,000	3,400,428
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	630,000	672,381
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,030,000	1,161,154
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	502,000	578,502
BB&T Corp. Subordinated Notes, 5.625% Due 09/15/2016	1,500,000	1,706,780
Citigroup Inc. Subordinated Notes, 5.000% Due 09/15/2014	2,155,000	2,263,610
ERP Operating LP Senior Unsecured Notes, 5.125% Due 03/15/2016	1,490,000	1,659,963
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,484,092
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	385,000	460,772
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	2,319,000	2,573,635
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	245,000	275,120
JPMorgan Chase & Co. Senior Unsecured Notes, 4.625% Due 05/10/2021	1,500,000	1,676,541
JPMorgan Chase & Co. Senior Unsecured Notes, 6.000% Due 01/15/2018	2,000,000	2,379,228
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	2,660,000	3,096,815
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	2,425,000	2,768,169
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	514,000	636,354
Northern Trust Co. Subordinated Notes, 5.850% Due 11/09/2017*	1,000,000	1,196,083
PNC Funding Corp. Bank Guarantee Notes, 5.250% Due 11/15/2015	2,567,000	2,843,045
PNC Funding Corp. Bank Guarantee Notes, 5.625% Due 02/01/2017	485,000	554,469
Prudential Financial Corp. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,523,593
Prudential Financial Corp. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	123,836
Wachovia Bank NA Subordinated Notes, 5.600% Due 03/15/2016	570,000	643,822
Wachovia Bank NA Subordinated Notes, 5.625% Due 10/15/2016	3,000,000	3,423,852
Wachovia Bank NA Subordinated Notes, 6.000% Due 11/15/2017	220,000	262,638
Wells Fargo Bank NA Subordinated Notes, 5.750% Due 05/16/2016	380,000	432,978
19.8% - Total For Corporate Bonds: Bank and Finance		$41,014,899

Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,181,193
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	2,780,000	2,951,629
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	934,528
Eaton Corp. Senior Unsecured Notes 144A, 2.750% Due 11/02/2022*	1,000,000	994,232
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/2020	3,000,000	3,350,232
General Electric Capital Corp. Senior Unsecured Notes, 5.400% Due 02/15/2017	1,500,000	1,724,428
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,500,000	1,750,862
IBM Corp. Senior Unsecured Notes, 7.625% Due 10/15/2018	2,260,000	2,985,322
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	560,000	637,394
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	3,008,000	3,360,610
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,165,000	1,281,831
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,820,372
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,000,000	1,224,026
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	2,070,000	2,474,807
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	108,000	143,962
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,138,077
United Technologies Corp. Senior Notes, 5.375% Due 12/15/2017	1,340,000	1,590,845
Wal-Mart Stores Senior Unsecured Notes, 7.550% Due 02/15/2030	4,000,000	5,807,568
Williams Partners LP Senior Unsecured Notes, 3.800% Due 02/15/2015	2,443,000	2,572,618
19.2% - Total For Corporate Bonds: Industrial		$39,924,536

AT&T Inc. Senior Unsecured Notes, 1.400% Due 12/01/2017	2,540,000	2,522,352
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,763,463
Georgia Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	1,000,000	1,119,443
GTE Corp. Senior Unsecured Notes, 6.940% Due 04/15/2028	35,000	44,998
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	1,195,000	1,342,562
Mississippi Power Co. Senior Unsecured Notes, 2.350% Due 10/15/2016	350,000	366,936
National Rural Utilities Collateral Trust, 5.450% Due 04/10/2017	1,810,000	2,112,523
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,468,390
NStar Electric Co. Senior Unsecured Notes, 4.500% Due 11/15/2019	2,511,000	2,897,352
Verizon Communications Senior Unsecured Notes, 6.350% Due 04/01/2019	3,000,000	3,681,432
Virginia Electric & Power Co. Senior Unsecured Notes, 5.250% Due 12/15/2015	850,000	950,920
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	2,000,000	2,402,740
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	3,085,093
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,037,000	1,197,189
12.0% - Total For Corporate Bonds: Utilities		$24,955,393

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

United States Government Treasury Obligations
United States Treasury Note, 2.125% Due 11/30/2014	7,000,000	7,219,296
United States Treasury Note, 3.125% Due 02/15/2042	5,500,000	5,527,500
United States Treasury Note, 4.375% Due 11/15/2039	4,640,000	5,814,500
8.9% - Total For United States Government Treasury Obligations		$18,561,296

Government Agency Obligations
FFCB, 4.150% Due 03/25/2015	778,000	837,454
FHLMC Agency Note, 1.000% Due 07/25/2017	2,500,000	2,516,410
FNMA Notes, 2.000% Due 06/28/2016	3,240,000	3,253,015
FNMA Notes Step Up Coupon, 1.500% Due 04/18/2016	2,750,000	2,751,452
4.5% - Total For United States Government Agency Obligations		$9,358,331

Government Agency Obligations - Mortgage Backed Securities
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	1,407,167	1,553,190
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	690,315	773,577
FHLMC CMO Series 3098 Class KE, 5.500% Due 09/15/2034	912,682	948,202
FHLMC CMO Series 3499 Class PA, 4.500% Due 08/15/2036	1,861,221	1,951,992
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,002,706	1,081,070
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	3,804,199	3,879,438
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	2,585,553	2,621,015
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	4,749	5,880
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	2,281,996	2,446,989
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	4,869,026	5,386,608
FHLMC Partner Certificate Pool 780439, 2.473% Due 04/01/2033	206,080	219,929
FNMA CMO Series 2011-141 Class PA, 4.500% Due 02/25/2039	1,238,776	1,268,056
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	2,550	2,796
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	1,564,480	1,698,664
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	595,799	670,644
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	424,725	459,478
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	1,680,639	1,854,147
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	4,369,023	4,659,973
FNMA Partner Certificate Pool AK9456, 3.000% Due 03/01/2032	5,912,537	6,184,266
GNMA II Pool 2945, 7.500% Due 07/20/2030	8,705	10,622
GNMA II Pool 4187, 5.500% Due 07/20/2038	173,633	183,189
GNMA II Pool 4847, 4.000% Due 11/20/2025	1,232,858	1,339,127
GNMA II Pool 2658, 6.500% Due 10/20/2028	49,537	58,770
GNMA Pool 780400, 7.000% Due 12/15/2025	6,346	7,623
GNMA Pool 780420, 7.500% Due 08/15/2026	3,686	4,005
GNMA Pool 781397, 5.500% Due 02/15/2017	44,985	48,111
GNMA Guaranteed REMIC Series 2011-130 Class NP, 4.000% Due 05/20/2041	5,041,583	5,514,277
21.6% - Total For Government Agency Obligations - Mortgage Backed Securities		$44,831,638

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.350% Due 11/28/2017	240,000	238,235
0.1% - Total Certificates of Deposit		$238,235

Taxable Municipal Bonds
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, Federally Taxable, 6.249% Due 07/01/2020	1,000,000	1,166,150
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, Federally Taxable, 7.439% Due 07/01/2030	2,125,000	2,475,816
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, Federally Taxable, 7.589% Due 07/01/2037	2,500,000	2,925,475
Kentucky Asset Liability Commission Revenue - Build America Bonds, 3.928% Due 04/01/2016	2,480,000	2,659,453
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,386,250
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,856,406
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,519,389
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,039,703
University of Texas Revenue - Build America Bonds, 2.326% Due 08/15/2014	1,000,000	1,022,760
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,777,720
10.0% - Total For Taxable Municipal Bonds		$20,829,122

Non-Taxable Municipal Bonds
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2019	2,735,000	3,129,825
Hamilton County OH Health Care Facilities Revenue Bond - The Christ Hospital, 5.000% Due 06/01/2020	1,165,000	1,341,649
2.2% - Total For Non-Taxable Municipal Bonds		$4,471,474

Total Fixed Income Securities - Bonds 98.3%		$204,184,924
(Identified Cost $192,525,175)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	100,252	2,624,597
Total Preferred Stocks 1.3%		2,624,597
(Identified Cost $2,584,621)

Cash Equivalents

First American Government Obligation Fund, Class Z**	937,245	937,244
Total Cash Equivalents 0.5%		$937,244
(Identified Cost $937,245)

Total Portfolio Value 100.1%		$207,746,765
(Identified Cost $196,047,041)

Other Assets in Excess of Liabilities -0.1%		$(110,558)

Total Net Assets 100%		$207,636,207

*	144A Restricted Security. The total value of such securities as of March 31, 2013 was $2,190,315 and represented 1.0% of net assets.

-	Northern Trust Company Bond was purchased on May 11, 2010, for $1,094,630; price on March 31, 2013 was $119.608.

-	Eaton Corporation Bond was purchased on November 14, 2012, for $996,640; price on March 31, 2013 was $99.423.

**	Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Municipal Income Securities – Bonds	Face	Fair Value

Akron Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2014	90,000	$96,753
Cincinnati Ohio GO, 5.000% Due 12/01/2017	75,000	84,059
Cincinnati Ohio Various Purpose GO Unlimited, 2.000% Due 12/01/2024	100,000	92,092
Gahanna Ohio GO (AMBAC Insured), 5.000% Due 12/01/2018	400,000	442,800
Mason Ohio GO Limited, 4.000% Due 12/01/2020	375,000	420,791
Mentor Ohio GO (MBIA Insured), 5.000% Due 12/01/2015	140,000	155,372
Vandalia Ohio GO Limited Bond, 5.250% Due 12/01/2018	500,000	536,380
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	445,000	509,240
Westerville Ohio GO Limited, 1.750% Due 12/01/2014	100,000	102,451
5.0% - Total For General Obligation - City		$2,439,938

Cuyahoga County Ohio Capital Improvement GO Limited, 5.000% Due 12/01/2016	325,000	374,530
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	504,553
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	180,794
Harris County Texas GO Limited, 5.750% Due 10/01/2025	200,000	251,154
Montgomery County Ohio GO Limited, 2.000% Due 12/01/2014	100,000	102,377
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	279,682
3.4% - Total For General Obligation - County		$1,693,090

Ohio GO Common Schools - Series C, 5.000% Due 03/15/2017	120,000	122,611
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	999,981
Ohio GO Unlimited Common Schools, 5.000% Due 09/15/2016	200,000	229,928
Ohio GO Unlimited Higher Education - Series C, 5.000% Due 08/01/2016	370,000	423,687
Ohio GO Unlimited, 3.000% Due 09/01/2014	450,000	467,357
Ohio GO, 4.500% Due 05/01/2019	500,000	523,190
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	624,635
6.9% - Total For General Obligation - State		$3,391,389

Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023	300,000	356,559
Bowling Green State University Ohio General Receipt Revenue, 3.000% Due 06/01/2016	300,000	312,045
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.250% Due 11/01/2023	220,000	262,035
Florida Atlantic University Finance Corp. Capital Improvement Revenue, 5.000% Due 07/01/2016	250,000	273,605
Florida State Board of Governors Florida Atlantic University Parking Revenue, 3.000% Due 07/01/2016	300,000	320,097
Florida State Board of Governors Florida State Univ. Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	686,448
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	500,000	575,170
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	201,182
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,156,823
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	300,000	362,544
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	121,180
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	176,730
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 2.500% Due 05/01/2013	125,000	125,126
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 2.750% Due 05/01/2014	100,000	101,352
Ohio Higher Education Facilities Commission Revenue - Xavier University Project, 5.000% Due 05/01/2016	150,000	165,065
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	177,376
Ohio Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	290,930
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	184,521
Ohio State University Revenue, 4.000% Due 12/01/2015	740,000	807,762
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	162,564
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	591,200
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	347,292
University of Cincinnati - University Center Project Certificate of Participation, 5.000% Due 06/01/2022	400,000	427,620
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	324,416
University of Cincinnati General Receipts Revenue, 3.750% Due 06/01/2013	50,000	50,280
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	250,000	287,905
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	363,999
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	553,768
19.9% - Total For Higher Education		$9,765,594

Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	372,627
Hamilton County Ohio Health Care Facilities Revenue Bond - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,083,294
Hamilton County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital, 5.250% Due 05/15/2021	750,000	772,050
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	562,145
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	361,579
Montgomery County Ohio Miami Valley Hospital Series A Revenue, 4.000% Due 11/15/2013	200,000	204,668
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	125,000	149,069
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	485,703
8.1% - Total For Hospital/Health Bonds		$3,991,135

Ohio Municipal Generation Agency (AMBAC Insured), 5.000% Due 02/15/2017	325,000	337,659
0.7% - Total For Revenue Bonds - Electric		$337,659

Cleveland Ohio Parking Facility - Escrowed to Maturity (AGM Insured), 4.000% Due 09/15/2015	50,000	54,397
Cleveland Ohio Parking Facility (AGM Insured), 4.000% Due 09/15/2015	100,000	106,165
Fulton County Georgia Public Purpose Project Certificates of Participation, 5.000% Due 11/01/2015	180,000	197,744
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	317,484
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	216,192
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	166,032
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	870,323
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	534,175
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	106,408
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 2.000% Due 08/01/2016	200,000	208,738
Ohio Parks and Recreation Capital Facilities, (FSA Insured), 5.250% Due 02/01/2018	315,000	339,661
6.4% - Total For Revenue Bonds - Facility		$3,117,319

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2016	250,000	273,840
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	444,460
Central Ohio Solid Waste Authority, GO Limited, 5.000% Due 12/01/2023	130,000	157,882
Green County Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2018	145,000	160,880
Hamilton County Ohio Sewer System Revenue (MBIA Insured), 5.000% Due 12/01/2021	500,000	550,580
Kentucky State Rural Water Finance Corp. Public Project Revenue, 2.500% Due 02/01/2022	400,000	402,524
Mason Ohio Sewer System Revenue (MBIA Insured), 4.850% Due 12/01/2024	340,000	357,792
North Texas Municipal Water District Water System Revenue, 5.250% Due 09/01/2022	415,000	491,792
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	273,217
Toledo Ohio Waterworks Revenue, 3.000% Due 11/15/2025	170,000	168,936
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	412,202
Washington County Oregon Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	336,591
8.2% - Total For Revenue Bonds - Water & Sewer		$4,030,696

Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	114,385
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	165,582
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	246,912
Cleveland Ohio Non Tax Revenue Stadium Project (AMBAC Insured), 5.000% Due 12/01/2014	400,000	422,468
Florida Board of Education Lottery Revenue, 4.000% Due 07/01/2022	105,000	117,515
Florida Board of Education Lottery Revenue, 5.000% Due 07/01/2014	250,000	264,357
Kentucky State Bond Corp. Financing Program Revenue, 3.000% Due 02/01/2026	235,000	232,276
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020	570,000	680,477
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	362,226
Ohio Major New Street Infrastructure Project Revenue, 3.000% Due 12/15/2014	200,000	208,800
Ohio Revitalization Project Revenue, 3.000% Due 10/01/2016	100,000	108,468
Vandalia Ohio Bond Anticipation Notes - Land Acquisition Revenue, 0.750% Due 08/15/2013	250,000	250,017
6.5% - Total For Other Revenue Bonds		$3,173,483

Barberton Ohio CSD GO, (SDCEP Insured), 4.750% Due 12/01/2023	300,000	336,033
Boone County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	514,235
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	131,525
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	327,912
Chillicothe Ohio CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	324,165
Cincinnati Ohio CSD GO (FGIC Insured), 5.000% Due 12/01/2014	225,000	242,156
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	120,342
Columbus Ohio CSD GO, 5.000% Due 12/01/2020	150,000	176,816
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	188,653
Delaware Ohio CSD, GO (MBIA Insured), 5.000% Due 12/01/2020	250,000	269,368
Fairbanks Ohio LSD GO Unlimited, 1.000% Due 12/01/2014	105,000	105,885
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	505,436
Garrett-Keyser-Butler Indiana Middle School Building Corp. First Mortgage Revenue, 3.000% Due 07/15/2013	290,000	292,140
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	385,962
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	101,032
Jackson Ohio Local SD Stark and Summit Counties GO Unlimited (FSA Insured), 5.000% Due 12/01/2014	300,000	316,395
Johnson County Kansas Unified SD GO Unlimited, 5.000% Due 10/01/2014	300,000	321,102
Keller Texas Independent SD GO Unlimited, 4.500% Due 02/15/2020	250,000	294,118
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	181,888
Kenton County Kentucky SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	319,587
Kentucky Interlocal School Transportation Association Educational Facilities Lease Certificate of Participation, 2.300% Due 12/01/2014	450,000	459,536
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	288,225
Kings Local Ohio LSD GO Unlimited, 5.000% Due 12/01/2018	40,000	47,772
Kings Local Ohio SD, 6.400% Due 12/01/2013	150,000	155,464
Knox County Kentucky SD Finance Corp. Revenue Bond, 2.000% Due 12/01/2019	360,000	361,566
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	136,570
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	260,735
Loveland Ohio CSD School Improvement GO Unlimited, 5.000% Due 12/01/2015	100,000	110,952
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	106,734
Mariemont Ohio CSD GO (FSA Insured), 4.400% Due 12/01/2023	515,000	535,446
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	175,000	175,786
Marion County Kentucky SD Finance Corp. Revenue, 3.800% Due 10/01/2017	130,000	138,514
Marshall County Kentucky SD Finance Corp. School Building Revenue, 3.000% Due 03/01/2015	250,000	259,632
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	181,507
Mason Ohio CSD (FGIC Insured), 5.000% Due 12/01/2015	135,000	150,885
Meade County Kentucky SD Finance Corp. School Building Revenue (Natl-RE Seek Insured), 4.000% Due 09/01/2020	155,000	165,329
Medina Ohio CSD GO, 5.000% Due 12/01/2023	280,000	307,751
Morgan County Kentucky SD Finance Corp. Revenue, 2.400% Due 09/01/2023	100,000	97,737
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	154,275
Oregon Ohio CSD GO Unlimited, 3.000% Due 12/01/2024	140,000	140,465
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	272,630
Ravenna Ohio CSD GO Unlimited, 2.000% Due 01/15/2023	345,000	335,678
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020	200,000	234,094
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	104,592
South Vermillion Indiana School Building Corp. First Mortgage Revenue Sinkable, 3.500% Due 07/15/2013	195,000	196,714
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	372,490
St. Marys Ohio SD School Facilities Construction and Improvement GO, 5.000% Due 12/01/2013	200,000	205,742
Sycamore Ohio Community SD GO, 4.375% Due 12/01/2018	400,000	447,948
Sycamore Ohio Community Unlimited GO, 5.375% Due 12/01/2013	125,000	129,135
Sylvania Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	300,000	344,682
Vermillion Ohio LSD Certificates of Participation, 2.000% Due 12/01/2014	100,000	102,495
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	269,682
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	198,218
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	326,707
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	260,023
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	554,364
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	173,522
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	233,476
29.4% - Total For School District		$14,451,823

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of March 31, 2013 - Unaudited

Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	493,655
Ohio Building Authority Revenue Administrative Building Fund Series A, 4.000% Due 10/01/2014	175,000	183,759
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	213,539
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	154,160
2.1% - Total For State Agency		$1,045,113

Iowa Finance Authority Single Family Mortgage Revenue Mortgage Backed Securities Program (GNMA/FNMA/FHLMC Insured), 4.800% Due 07/01/2024	65,000	68,323
Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	320,000	335,347
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	125,000	131,791
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	290,000	312,690
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	325,000	340,233
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	265,000	273,313
3.0% - Total For Housing		$1,461,697

Total Municipal Income Securities - Bonds 99.6%		$48,898,936
(Identified Cost $46,550,115)

Cash Equivalents	Shares

Federated Ohio Municipal Cash Trust Money Market Fund*	4,395	4,395
Total Cash Equivalents 0.0%		$4,395
(Identified Cost $4,395)

Total Portfolio Value 99.6%		$48,903,331
(Identified Cost $46,554,510)

Other Assets in Excess of Liabilities 0.4%		$181,275

Total Net Assets 100.0%		$49,084,606

** Variable Rate Security; as of December 31, 2012, the 7 day yield was 0.02%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

SD - School District

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2013 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 5.000% Due 08/15/2014	1,500,000	$1,588,816
BB&T Corp. Senior Unsecured Notes, 5.700% Due 04/30/2014	210,000	221,736
Citigroup Inc. Senior Unsecured Notes, 5.500% Due 10/15/2014	1,300,000	1,387,223
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,340,000	1,420,782
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	635,000	747,998
Key Bank NA Senior Unsecured Notes, 5.091% Due 03/26/2015	1,275,000	1,379,763
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,430,725
Travelers Companies Inc. Senior Unsecured Notes, 6.250% Due 06/20/2016	1,023,000	1,192,288
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	500,000	532,889
US Bank NA Subordinated Notes, 6.300% Due 02/04/2014	500,000	524,462
Wachovia Corp. Subordinated Notes, 6.000% Due 11/15/2017	1,305,000	1,557,922
16.8% - Total Finance		$11,984,604

Industrial
3M Co. Senior Unsecured Notes, 1.375% Due 09/29/2016	1,000,000	1,024,131
Becton Dickenson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,195,000	1,227,270
Coca-Cola Co. Senior Unsecured Notes, 1.800% Due 09/01/2016	1,200,000	1,240,544
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,000,000	1,146,653
Eaton Corp. Senior Unsecured Notes, 5.950% Due 03/20/2014	83,000	87,165
General Electric Capital Corp., 5.400% Due 02/15/2017	2,000,000	2,299,238
McDonald's Corp. Senior Unsecured Notes, 5.800% Due 10/15/2017	1,000,000	1,206,050
Pepsico Inc. Senior Unsecured Notes, 3.100% Due 01/15/2015	1,830,000	1,916,166
Praxair Inc. Senior Unsecured Notes, 4.375% Due 03/31/2014	938,000	973,603
Schlumberger Investment Senior Unsecured Note 144A, 1.950% Due 09/14/2016*	1,379,000	1,423,089
Target Corp. Senior Unsecured Notes, 4.875% Due 05/15/2018	1,000,000	1,153,085
Walt Disney Co. Senior Unsecured Notes, 1.100% Due 12/01/2017	1,000,000	999,317
20.7% - Total Industrial		$14,696,311

Utilities
AT&T Inc. Senior Unsecured Notes, 0.800% Due 12/01/2015	155,000	154,691
AT&T Inc. Senior Unsecured Notes, 1.400% Due 12/01/2017	1,300,000	1,290,968
Georgia Power Co. Senior Unsecured Notes, 6.000% Due 11/01/2013	1,441,000	1,485,533
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	1,290,000	1,367,440
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,060,000	1,269,791
NStar Electric Co. Senior Unsecured Notes, 5.000% Due 11/15/2017	1,250,000	1,491,156
Verizon Wireless Senior Unsecured Notes, 5.550% Due 02/01/2014	500,000	519,677
Virginia Electric & Power Co. Senior Unsecured Notes, 1.200% Due 01/15/2018	1,000,000	1,001,154
12.1% - Total Utilities		$8,580,410

United States Government Treasury Obligations
United States Treasury Notes, 2.125% Due 05/31/2015	1,500,000	1,559,883
United States Treasury Notes, 4.250% Due 08/15/2015	2,500,000	2,734,180
6.0% - Total United States Government Treasury Obligations		$4,294,063

United States Government Agency Obligations
FHLB, 1.000% Due 11/15/2017	2,000,000	2,002,192
FHLB, 1.050% Due 11/15/2017	3,000,000	3,003,585
FHLMC Agency Note, 1.000% Due 07/25/2017	3,000,000	3,019,692
FNMA Step Up Coupon, 1.500% Due 04/18/2016	1,500,000	1,500,792
FNMA, 2.000% Due 06/28/2016	2,500,000	2,510,042
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	1,583,782	1,702,321
19.3% - Total United States Government Agency Obligations		$13,738,624

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC CMO Series 2989 Class TG, 3.000% Due 03/01/2042	2,059,148	2,260,270
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	1,266,921	1,284,297
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	201,365	218,791
GNMA Pool 726475, 4.000% Due 11/15/2024	886,720	957,887
6.6% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$4,721,245

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of March 31, 2013 - Unaudited

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	240,407
0.3% - Total Certificates of Deposit		$240,407

Taxable Municipal Bonds
Kentucky Asset Liability Commission Revenue, 2.939% Due 04/01/2014	1,500,000	1,527,660
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,410,000	1,520,135
Ohio General Obligation Unlimited - Build America Bonds, 1.970% Due 05/01/2015	1,470,000	1,511,513
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 2.731% Due 01/01/2017	1,110,000	1,169,108
University of Texas Revenue - Build America Bonds, 2.326% Due 08/15/2014	1,500,000	1,534,140
West Virginia University Board of Governors Revenue, 1.262% Due 10/01/2016	1,430,000	1,430,100
12.2% - Total Taxable Municipal Bonds		$8,692,656

Total Fixed Income Securities 94.0%		$66,948,320
(Identified Cost $65,906,685)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z**	3,750,699	3,750,699
Total Cash Equivalents 5.3%		$3,750,699
(Identified Cost $3,750,699)

Total Portfolio Value 99.3%		$70,699,019
(Identified Cost $69,657,383)

Other Assets in Excess of Liabilities 0.7%		$479,979

Total Net Assets 100.0%		$71,178,998

*	144A Restricted Security. The total fair value of such securities as of March 31, 2013 was $2,692,880 and represented 3.8% of net assets.
-	Schlumberger Bond, Lot 1, purchased on August 16, 2012, for $698,318; price on March 31, 2013 was $103.197.
-	Schlumberger Bond, Lot 2, purchased on October 10, 2012, for $725,389; price on March 31, 2013 was $103.197.
-	Northern Natural Gas Bond was purchased on October 12, 2012, for 1,223,180; price on March 31, 2013 was $119.792.
**	Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2013 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 7.450% Due 05/16/2019	1,150,000	$1,511,986
BB&T Corp. Subordinated Notes, 5.625% Due 09/15/2016	1,000,000	1,137,853
Citigroup Inc. Subordinated Notes, 5.000%, 09/15/2014	1,000,000	1,050,399
JPMorgan Chase & Co. Senior Unsecured Notes, 6.000% Due 01/15/2018	1,000,000	1,189,614
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	500,000	588,974
Key Bank NA Senior Unsecured Notes, 5.091% Due 03/26/2015	600,000	649,300
Key Bank NA Subordinated Notes, 5.800% Due 07/01/2014	1,056,000	1,121,222
PNC Bank NA Subordinated Notes, 5.250% Due 01/15/2017	1,000,000	1,139,975
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	500,000	497,612
US Bank NA Subordinated Notes, 4.950% Due 10/30/2014	1,115,000	1,188,344
Wachovia Corp. Subordinated Notes, 4.600% Due 04/01/2021	1,400,000	1,598,876
Wachovia Corp. Subordinated Notes, 5.250% Due 08/01/2014	1,180,000	1,248,861
17.2% - Total Finance		$12,923,016

Industrial
Air Products & Chemicals Senior Unsecured Notes, 7.250% Due 04/15/2016	1,000,000	1,181,193
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,464,467
Coca-Cola Co. Senior Unsecured Notes, 1.800% Due 09/01/2016	1,000,000	1,033,787
Dover Corp. Senior Unsecured Notes, 4.875% Due 10/15/2015	1,140,000	1,258,664
Eaton Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,370,000	1,570,915
Emerson Electric Co. Senior Unsecured Notes, 5.000% Due 12/15/2014	1,250,000	1,341,856
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/2020	1,500,000	1,675,116
General Electric Capital Corp. Senior Unsecured Notes, 5.625% Due 09/15/2017	500,000	585,988
Novartis AG Senior Unsecured Notes, 5.125% Due 02/10/2019	1,000,000	1,195,559
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	215,000	286,592
Praxair Inc. Senior Unsecured Notes, 5.200% Due 03/15/2017	1,000,000	1,161,208
Target Corp. Senior Unsecured Notes, 4.875% Due 05/15/2018	1,000,000	1,153,085
United Technologies Corp. Senior Notes, 5.375% Due 12/15/2017	1,465,000	1,739,245
Wal-Mart Stores Inc. Senior Unsecured Notes, 5.800% Due 02/15/2018	600,000	731,991
Wal-Mart Stores Inc. Senior Unsecured Notes, 7.550% Due 02/15/2030	500,000	725,946
22.8% - Total Industrial		$17,105,612

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	801,227
AT&T Inc. Senior Unsecured Notes, 1.400% Due 12/01/2017	1,500,000	1,489,578
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	700,000	742,022
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	730,543
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,000,000	1,197,916
NStar Electric Co. Senior Unsecured Notes, 2.375% Due 10/15/2022	1,000,000	980,358
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/2018	1,100,000	1,294,423
9.7% - Total Utilities		$7,236,067

United States Government Treasury Obligations
United States Treasury Bonds, 4.000% Due 02/15/2014	2,000,000	2,067,344
United States Treasury Bonds, 4.500% Due 11/15/2015	1,250,000	1,386,035
United States Treasury Notes, 2.125% Due 05/31/2015	1,600,000	1,663,875
United States Treasury Notes, 4.125% Due 05/15/2015	2,000,000	2,162,812
9.7% - Total United States Government Treasury Obligations		$7,280,066

United States Government Agency Obligations
FHLB, 1.050% Due 11/15/2017	1,500,000	1,501,792
FHLB, 5.375% Due 05/18/2016	500,000	576,986
FHLMC Agency Note, 1.000% Due 07/25/2017	1,000,000	1,006,564
FNMA, 2.000% Due 06/28/2016	2,500,000	2,510,043
GNMA Guaranteed REMIC Series 2011-130 Class NP, 4.000% Due 05/20/2041	1,245,860	1,362,672
TVA Power Series 1997 Class E, 6.250% Due 12/15/2017	825,000	1,028,954
10.7% - Total United States Government Agency Obligations		$7,987,011

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of March 31, 2013 - Unaudited

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	1,674,855	1,780,040
FHLMC CMO Series 2963 Class DM, 5.500% Due 08/15/2033	951,906	978,113
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	552,252	618,861
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,806,931	1,948,147
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	517,110	524,203
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	881,322	975,007
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	1,085,471	1,157,757
FNMA Partner Certificate Pool AK9456, 3.000% Due 03/01/2032	2,248,110	2,351,429
13.8% - Total United States Government Agency Obligations - Mortgage Backed Securities		$10,333,557

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,506
0.3% - Total Certificates of Deposit		$243,506

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	854,572
Cincinnati Ohio General Obligation, 5.300% Due 12/01/2020	1,000,000	1,015,830
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,170,190
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,103,420
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	347,682
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,634,365
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/2017	1,315,000	1,430,233
10.1% - Total Taxable Municipal Bonds		$7,556,292

Non-Taxable Municipal Bonds
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2016	1,000,000	1,103,900
1.5% - Non-Total Taxable Municipal Bonds		$1,103,900

Total Fixed Income Securities 95.8%		$71,769,027
(Identified Cost $67,999,516)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z**	2,583,519	2,583,519
Total Cash Equivalents 3.4%		$2,583,519
(Identified Cost $2,583,519)

Total Portfolio Value 99.2%		$74,352,546
(Identified Cost $70,583,035)

Other Assets in Excess of Liabilities 0.8%		$621,942

Total Net Assets 100%		$74,974,488

*	144A Restricted Security. The total fair value of such securities as of March 31, 2013 was $1,197,916 and represented 1.6% of net assets.
-	Northern Natural Gas Bond was purchased on October 12, 2012, for 1,223,180; price on March 31, 2013 was $119.792.
**	Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2013 - Unaudited

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 7.450% Due 05/16/2019	1,000,000	$1,314,770
BB&T Corp. Subordinated Notes, 5.625% Due 09/15/2016	1,000,000	1,137,853
JPMorgan Chase & Co. Senior Unsecured Notes, 4.625% Due 05/10/2021	1,300,000	1,453,002
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	500,000	588,975
Travelers Companies Inc. Senior Unsecured Notes, 5.900% Due 06/02/2019	451,000	560,346
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,140,000	1,134,556
US Bank NA Subordinated Notes, 4.800% Due 04/15/2015	1,500,000	1,624,992
Wachovia Corp. Subordinated Notes, 5.250% Due 08/01/2014	980,000	1,037,190
Wells Fargo & Co. Senior Unsecured Notes, 4.600% Due 04/01/2021	1,300,000	1,484,670
13.6% - Total Finance		$10,336,354

Industrial
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,464,467
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	1,000,000	1,061,737
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,663,903
Eaton Corp. Senior Unsecured Notes, 5.950% Due 03/20/2014	1,300,000	1,365,238
Emerson Electric Corp. Senior Notes, 5.375% Due 10/15/2017	1,217,000	1,427,010
General Electric Capital Corp. Senior Unsecured Notes, 4.375% Due 09/16/2020	1,405,000	1,569,025
General Electric Capital Corp. Senior Unsecured Notes, 4.650% Due 10/17/2021	500,000	559,150
IBM Corp. Senior Unsecured Notes, 5.700% Due 09/14/2017	1,820,000	2,179,748
McDonald's Corp. Senior Unsecured Notes, 5.300% Due 03/15/2017	1,210,000	1,406,671
Pepsico Inc. Senior Unsecured Notes, 5.000% Due 06/01/2018	1,056,000	1,243,475
Procter & Gamble Co., 5.500% Due 02/01/2034	1,000,000	1,265,636
United Technologies Corp. Senior Unsecured Notes, 6.125% Due 02/01/2019	1,200,000	1,496,797
Wal-Mart Stores Inc. Senior Unsecured Notes,7.550% Due 02/15/2030	1,500,000	2,177,838
24.9% - Total Industrial		$18,880,695

Utilities
Alabama Power Co. Senior Notes, 5.200% Due 01/15/2016	715,000	801,227
AT&T Inc. Senior Unsecured Notes, 1.400% Due 12/01/2017	1,500,000	1,489,578
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	502,204
National Rural Utilities Corp. Collateral Trust, 3.050% Due 03/01/2016	400,000	424,012
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	800,000	933,712
Northern Natural Gas Senior Unsecured Notes 144A, 5.750% Due 07/15/2018*	1,000,000	1,197,916
NStar Electric Co. Senior Unsecured Notes, 2.3750% Due 10/15/2022	1,000,000	980,358
Verizon Communications Senior Unsecured Notes, 5.500% Due 02/15/2018	1,000,000	1,176,748
Virginia Electric & Power Co. Senior Unsecured Notes, 5.000% Due 06/30/2019	1,450,000	1,722,267
12.1% - Total Utilities		$9,228,022

United States Government Treasury Obligations
United States Treasury Bonds, 4.500% Due 02/15/2016	2,000,000	2,237,657
United States Treasury Notes, 3.125% Due 02/15/2042	1,500,000	1,507,500
United States Treasury Notes, 2.750% Due 11/15/2042	2,000,000	1,853,750
United States Treasury Notes, 3.750% Due 08/15/2041	300,000	339,281
United States Treasury Notes, 4.125% Due 05/15/2015	500,000	540,703
United States Treasury Notes, 4.625% Due 02/15/2017	800,000	925,500
9.7% - Total United States Government Treasury Obligations		$7,404,391

United States Government Agency Obligations
FFCB, 5.875% Due 10/03/2016	2,025,000	2,394,795
FHLB, 1.050% Due 11/15/2017	2,000,000	2,002,390
TVA Power Series 1997 Class E, 6.250% Due 12/15/2017	500,000	623,609
TVA Power Series 2001 Class D, 4.875% Due 12/15/2016	500,000	577,519
7.4% - Total United States Government Agency Obligations		$5,598,313

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	483,221	541,504
FHLMC CMO Series 3289 Class ND, 5.500% Due 06/15/2035	626,428	647,718

The accompanying notes are an integral part of these financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of March 31, 2013 - Unaudited

FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,806,930	1,948,147
FHLMC CMO Series 4017 Class MA, 3.500% Due 03/01/2042	1,034,222	1,048,406
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	786,469	843,332
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,992,554	2,204,364
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	840,320	927,074
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	1,085,472	1,157,757
FNMA Partner Certificate Pool AK9456, 3.000% Due 03/01/2032	2,688,915	2,812,494
GNMA Guaranteed REMIC Series 2011-130 Class NP, 4.000% Due 05/20/2041	1,661,147	1,816,895
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/2017	44,986	48,112
18.4% - Total United States Government Agency Obligations - Mortgage Backed Securities		$13,995,803

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.800% Due 06/06/2017	240,000	243,506
0.3% - Total Certificates of Deposit		$243,506

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	884,040
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	2,088,789
Kentucky Asset Liability Commission Revenue - Build America Bonds, 2.939 % Due 04/01/2014	1,400,000	1,425,816
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/2018	1,000,000	1,136,830
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	1,046,739
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	1,007,887
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/2018	1,000,000	1,129,090
11.5% Total Taxable Municipal Bonds		$8,719,191

Total Fixed Income Securities 97.9%		$74,406,275
(Identified Cost $69,889,278)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z*	992,222	992,222
Total Cash Equivalents 1.3%		$992,222
(Identified Cost $992,222)

Total Portfolio Value 99.2%		$75,398,497
(Identified Cost $70,881,500)

Other Assets In Excess of Liabilities 0.8%		$624,960

Total Net Assets 100.0%		$76,023,457

*	144A Restricted Security. The total fair value of such securities as of March 31, 2013 was $1,197,916 and represented 1.6% of net assets.
-	Northern Natural Gas Bond was purchased on October 12, 2012, for 1,223,180; price on March 31, 2013 was $119.792.
**	Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2013 - Unaudited

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Allstate Corp. Senior Unsecured Notes, 6.200% Due 05/16/2014	1,000,000	$1,061,317
Aon Corp. Senior Unsecured Notes, 3.500% Due 09/30/2015	1,000,000	1,058,295
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,000,000	1,127,334
Citigroup Inc. Subordinated Notes, 5.000% Due 09/15/2014	1,000,000	1,050,399
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,500,000	1,752,864
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/2017	1,000,000	1,122,937
JPMorgan Chase & Co. Senior Unsecured Notes, 3.150% Due 07/05/2016	1,000,000	1,060,285
Key Bank NA Subordinated Notes, 5.450% Due 03/03/2016	1,000,000	1,121,332
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,025,484
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,144,580
Prudential Financial Corp. Senior Unsecured Notes, 6.200% Due 01/15/2015	1,000,000	1,090,806
US Bank NA Subordinated Notes, 6.300% Due 02/04/2014	1,030,000	1,080,392
Wachovia Bank NA Subordinated Notes, 5.600% Due 03/15/2016	1,435,000	1,620,850
21.3% - Total Finance		$15,316,875

Industrial
Burlington Northern Santa Fe Senior Unsecured Notes, 6.875% Due 02/15/2016	900,000	1,031,005
Coca-Cola Co. Senior Unsecured Notes, 1.800% Due 09/01/2016	1,000,000	1,033,787
Kroger Co. Senior Unsecured Notes, 6.400% Due 08/15/2017	1,000,000	1,194,408
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,198,176
Eaton Corp. Senior Unsecured Notes 144A, 1.500% Due 11/02/2017*	1,000,000	1,002,869
Emerson Electric Co. Senior Unsecured Notes, 5.000% Due 12/15/2014	1,000,000	1,073,485
General Electric Capital Corp., 5.400% Due 02/15/2017	2,000,000	2,299,238
General Mills Inc. Senior Unsecured Notes, 5.700% Due 02/15/2017	1,000,000	1,167,241
IBM Corp. Senior Unsecured Notes, 7.500% Due 06/15/2013	550,000	557,884
Johnson Controls Inc. Senior Unsecured Notes, 5.500% Due 01/15/2016	1,000,000	1,117,224
Kellogg Co. Senior Unsecured Notes, 4.450% Due 05/30/2016	1,000,000	1,100,284
Northwest Pipeline Senior Unsecured Notes, 7.000% Due 06/15/2016	1,000,000	1,179,654
Union Pacific Corp. Senior Unsecured Notes, 7.000% Due 02/01/2016	1,000,000	1,163,684
21.0% - Total Industrials		$15,118,939

Utilities
Alabama Power Co. Senior Unsecured Notes, 5.200% Due 01/15/2016	1,175,000	1,316,701
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,000,000	1,175,642
Alliant Energy Corp. Senior Unsecured Notes, 4.000% Due 10/15/2014	1,000,000	1,048,103
Mid American Holdings Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,201,370
Devon Energy Corp. Senior Unsecured Notes, 2.400% Due 07/15/2016	1,000,000	1,036,471
Duke Energy Corp. Senior Unsecured Notes, 6.300% Due 02/01/2014	815,000	852,770
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	1,000,000	1,167,140
Verizon Communications Senior Unsecured Notes, 5.500% Due 04/01/2017	1,000,000	1,160,216
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,000,000	1,154,473
14.0% - Total Utilities		$10,112,886

United States Government Treasury Obligations
United States Treasury Notes, 4.250% Due 08/15/2015	2,000,000	2,187,344
United States Treasury Notes, 4.500% Due 11/15/2015	4,000,000	4,435,312
9.2% - Total United States Government Treasury Obligations		$6,622,656

United States Government Agency Obligations
FHLMC, 2.500% Due 05/27/2016	3,500,000	3,719,677
FNMA, 1.500% Due 10/14/2014	2,000,000	2,034,690
8.0% - Total United States Government Agency Obligations		$5,754,367

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	526,384	559,442
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	2,294,908	2,400,377
FNMA CMO Pool 2006-54 Class PE, 6.000% Due 02/25/2033	80,032	81,109
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	2,375,673	2,553,481
GNMA Pool 726475, 4.000% Due 11/15/2024	886,719	957,887
GNMA Pool 728920, 4.000% Due 12/15/2024	1,322,125	1,428,239
11.1% - Total United States Government Agency Obligations - Mortgage Backed Securities		$7,980,535

Certificates of Deposit
Goldman Sachs Bank USA Certificate of Deposit (FDIC Insured), 1.550% Due 10/17/2017	240,000	240,407
0.3% - Total Certificates of Deposit		$240,407

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of March 31, 2013 - Unaudited

Taxable Municipal Bonds
Campbell Kenton & Boone Counties Kentucky Sanitation Dist. Revenue - Build America Bonds, 3.500% Due 08/01/2013	380,000	383,397
Kentucky Property & Buildings Commission Revenue - Build America Bonds, 4.077% Due 11/01/2015	1,000,000	1,078,110
Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/2017	1,000,000	1,053,250
3.5% - Total Municipal Bonds		$2,514,757

Total Fixed Income Securities 88.4%		$63,661,422
(Identified Cost $62,830,698)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z**	3,607,597	3,607,597
Total Cash Equivalents 5.0%		$3,607,597
(Identified Cost $3,607,597)

Total Portfolio Value 93.4%		$67,269,019
(Identified Cost $66,438,295)

Other Assets in Excess of Liabilities 6.6%		$4,730,504

Total Net Assets: 100.0%		$71,999,523

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poor's 500 expiring June 2013 (50 units per contract)	910	$564,230
(Notional Value of $71,398,145)

*	144A Restricted Security. The total fair value of such securities as of March 31, 2013 was $1,002,869 and represented 1.4% of net assets.
-	Eaton Corporation Bond was purchased on November 14, 2012, for $1,000,860; price on March 31, 2013 was $100.287.
**	Variable Rate Security; as of March 31, 2013, the 7 day yield was 0.02%.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FNMA - Federal National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corporation

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Certificates of Deposit. Certificates of Deposit which are traded on the open market are normally valued using a market approach valuation technique that incorporates observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Certificates of Deposit are categorized in Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2013:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$1,799,028	$—	$—	$1,799,028
Industrials	17,586,275	—	—	17,586,275
Telecommunication Services	1,821,292	—	—	1,821,292
Consumer Staples	11,985,235	—	—	11,985,235
Consumer Discretionary	4,347,565	—	—	4,347,565
Energy	16,628,277	—	—	16,628,277
Financial Services	14,531,879	—	—	14,531,879
Health Care	8,421,599	—	—	8,421,599
Information Technology	19,345,648	—	—	19,345,648
Utilities	2,192,820	—	—	2,192,820
Money Market Fund	4,906,700	—	—	4,906,700
Total	$103,566,318	$—	$—	$103,566,318

Growth Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$2,090,844	$—	$—	$2,090,844
Industrials	7,546,628	—	—	7,546,628
Consumer Staples	3,556,689	—	—	3,556,689
Consumer Discretionary	4,448,853	—	—	4,448,853
Energy	7,001,366	—	—	7,001,366
Financial Services	6,030,078	—	—	6,030,078
Health Care	4,400,819	—	—	4,400,819
Information Technology	11,157,155	—	—	11,157,155
Utilities	1,008,220	—	—	1,008,220
Money Market Fund	1,056,924	—	—	1,056,924
Total	$48,297,576	$—	$—	$48,297,576

Disciplined Mid-Cap Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$594,639	$—	$—	$594,639
Industrials	8,309,201	—	—	8,309,201
Telecommunication Services	244,160	—	—	244,160
Consumer Staples	1,857,687	—	—	1,857,687
Consumer Discretionary	6,559,274	—	—	6,559,274
Energy	3,092,000	—	—	3,092,000
Financial Services	7,472,592	—	—	7,472,592
Health Care	2,458,768	—	—	2,458,768
Information Technology	4,326,071	—	—	4,326,071
Utilities	536,281	—	—	536,281
Real Estate Investment Trusts	1,403,441	—	—	1,403,441
Money Market Fund	125,618	—	—	125,618
Total	$36,979,732	$—	$—	$36,979,732

Realty Fund	Level 1	Level 2	Level 3	Total
Common Stock	$89,507	$—	$—	$89,507
Real Estate Investment Trusts:
Residential	1,747,609			1,747,609
Diversified	1,831,008	—	—	1,831,008
Health Care Facilities	1,432,330	—	—	1,432,330
Hotels/Motels	556,255	—	—	556,255
Office	1,226,462	—	—	1,226,462
Industrial	760,613	—	—	760,613
Retail	3,142,701	—	—	3,142,701
Timber	702,129	—	—	702,129
Total	$11,488,614	$—	$—	$11,488,614

International Fund	Level 1	Level 2	Level 3	Total
Common Stock:
Materials	$1,325,851	$—	$—	$1,325,851
Industrials	1,554,931	—	—	1,554,931
Telecommunication Services	1,358,230	—	—	1,358,230
Consumer Staples	1,466,157	—	—	1,466,157
Consumer Discretionary	1,317,953	—	—	1,317,953
Energy	1,359,218	—	—	1,359,218
Financial Services	3,354,946	—	—	3,354,946
Health Care	1,346,830	—	—	1,346,830
Information Technology	791,465	—	—	791,465
Utilities	341,097	—	—	341,097
Money Market Fund	146,099	—	—	146,099
Total	$14,362,777	$—	$—	$14,362,777

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds
Bank and Finance	$—	$41,014,899	$—	$41,014,899
Industrials	—	39,924,536	—	39,924,536
Utilities	—	24,955,393	—	24,955,393
U.S. Government Treasury Obligations	—	18,561,296	—	18,561,296
U.S. Government Agency Obligations	—	9,358,331	—	9,358,331
U.S. Government Agency Obligations – Mortgage-Backed	—	44,831,638	—	44,831,638
Certificates of Deposit	—	238,235	—	238,235
Taxable Municipal Bonds	—	20,829,122	—	20,829,122
Non-Taxable Municipal Bonds	—	4,471,474	—	4,471,474
Preferred Stock	2,624,597	—	—	2,624,597
Cash Equivalents	937,244	—	—	937,244
Total	$3,561,841	$204,184,924	$—	$207,746,765

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds
General Obligation – City	$—	$2,439,938	$—	$2,439,938
General Obligation – County	—	1,693,090	—	1,693,090
General Obligation – State	—	3,391,389	—	3,391,389
Higher Education	—	9,765,594	—	9,765,594
Hospital / Health	—	3,991,135	—	3,991,135
Revenue Bonds – Electric	—	337,659	—	337,659
Revenue Bonds - Facility	—	3,117,319	—	3,117,319
Revenue Bonds – Water & Sewer	—	4,030,696	—	4,030,696
Other Revenue	—	3,173,483	—	3,173,483
School District	—	14,451,823	—	14,451,823
State Agency	—	1,045,113	—	1,045,113
Housing	—	1,461,697	—	1,461,697
Money Market Fund	4,395	—	—	620,515
Total	$4,395	$48,898,936	$—	$48,903,331

JIC Institutional Bond Fund I	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$11,984,604	$—	$11,984,604
Industrial	—	14,696,311	—	14,696,311
Utilities	—	8,580,410	—	8,580,410
U.S. Treasury Obligations	—	4,294,063	—	4,294,063
U.S. Agency Obligations	—	13,738,624	—	13,738,624
U.S. Agency Obligations – Mortgage-Backed	—	4,721,245	—	4,721,245
Certificates of Deposit	—	240,407	—	240,407
Taxable Municipal Bonds	—	8,692,656	—	8,692,656
Money Market Fund	3,750,699	—	—	3,750,699
Total	$3,750,699	$66,948,320	$—	$70,699,019

JIC Institutional Bond Fund II	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$12,923,016	$—	$12,923,016
Industrial	—	17,105,612	—	17,105,612
Utilities	—	7,236,067	—	7,236,067
U.S. Treasury Obligations	—	7,280,066	—	7,280,066
U.S. Agency Obligations	—	7,987,011	—	7,987,011
U.S. Agency Obligations – Mortgage-Backed	—	10,333,557	—	10,333,557
Certificates of Deposit	—	243,506	—	243,506
Taxable Municipal Bonds	—	7,556,292	—	7,556,292
Non-Taxable Municipal Bonds	—	1,103,900	—	1,103,900
Money Market Fund	2,583,519	—	—	22,583,519
Total	$2,583,519	$71,769,027	$—	$74,352,546

JIC Institutional Bond Fund III	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$10,336,354	$—	$10,336,354
Industrial	—	18,880,695	—	18,880,695
Utilities	—	9,228,022	—	9,228,022
U.S. Treasury Obligations	—	7,404,391	—	7,404,391
U.S. Agency Obligations	—	5,598,313	—	5,598,313
U.S. Agency Obligations – Mortgage-Backed	—	13,995,803	—	13,995,803
Certificates of Deposit	—	243,506	—	243,506
Taxable Municipal Bonds	—	8,719,191	—	8,719,191
Money Market	992,222	—	—	992,222
Total	$992,222	$74,406,275	$—	$75,398,497

Enhanced Return Fund	Level 1	Level 2	Level 3	Totals
Corporate Bonds
Finance	$—	$15,316,875	$—	$15,316,875
Industrial	—	15,118,939	—	15,118,939
Utilities	—	10,112,886	—	10,112,886
U.S. Treasury Obligations	—	6,622,656	—	6,622,656
U.S. Agency Obligations	—	5,754,367	—	5,754,367
U.S. Agency Obligations – Mortgage-Backed	—	7,980,535	—	7,980,535
Certificates of Deposit	—	240,407	—	240,407
Taxable Municipal Bonds	—	2,514,757	—	2,514,757
Cash Equivalents	3,607,597	—	—	3,607,597
Sub-Total	$3,607,597	$63,661,422	$—	$67,269,019
Other Financial Instruments*	564,230	—	—	564,230
Total	$4,171,827	$63,661,422	$—	$67,833,249

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period. As of and during the year ended December 31, 2012, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of the period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are held until it is time to roll into the next contracts. The average daily notional value for the three months ended March 31, 2013 was $71,398,145. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin due from the Broker on futures contracts as of March 31, 2013 was $268,450.

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 27, 2013 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Timothy E. Johnson

Timothy E. Johnson, President

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy E. Johnson

Timothy E. Johnson, President

Date: May 29, 2013

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer

Date: May 29, 2013

* Print the name and title of each signing officer under his or her signature